Income tax expense - Summary of income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax expense	₩ 1,572,116	₩ 1,210,083	₩ 1,301,802
Temporary differences	17,638	(163,840)	493,026
Income tax recognized in other comprehensive income	254,736	424,679	(307,868)
Income tax expenses	₩ 1,844,490	₩ 1,470,922	₩ 1,486,960